Goodwill and intangible assets - Summary of Movements in Goodwill and Intangible Assets (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) company	Dec. 31, 2022 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 40,489
Intangible assets and goodwill at end of period	€ 39,466	€ 40,489
Number of brands with significant carrying value | company	5
Elida Beauty
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassification to held for sale	€ (532)
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	45,736	43,473
Additions through business combinations	756	1,188
Disposal of businesses	(63)	(23)
Reclassification to held for sale	(532)	(29)
Additions	243	253
Disposals and other movements	(66)	(31)
Hyperinflationary adjustment	(190)	133
Currency retranslation	(1,044)	772
Intangible assets and goodwill at end of period	44,840	45,736
Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(5,247)	(4,882)
Amortisation/impairment for the year	(228)	(455)
Disposals and other movements	78	38
Currency retranslation	23	52
Intangible assets and goodwill at end of period	(5,374)	(5,247)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	21,609
Intangible assets and goodwill at end of period	21,109	21,609
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	22,766	21,489
Additions through business combinations	326	585
Disposal of businesses	(56)	(16)
Reclassification to held for sale	(65)	0
Additions	0	0
Disposals and other movements	0	0
Hyperinflationary adjustment	(173)	116
Currency retranslation	(532)	592
Intangible assets and goodwill at end of period	22,266	22,766
Goodwill | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,157)	(1,159)
Amortisation/impairment for the year	0	0
Disposals and other movements	(1)	1
Currency retranslation	1	1
Intangible assets and goodwill at end of period	(1,157)	(1,157)
Indefinite-life intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,166
Intangible assets and goodwill at end of period	17,622	18,166
Indefinite-life intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,516	17,681
Additions through business combinations	430	603
Disposal of businesses	0	(4)
Reclassification to held for sale	(467)	(25)
Additions	2	0
Disposals and other movements	(2)	(2)
Hyperinflationary adjustment	(12)	17
Currency retranslation	(500)	246
Intangible assets and goodwill at end of period	17,967	18,516
Indefinite-life intangible assets | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(350)	(211)
Amortisation/impairment for the year	0	(146)
Disposals and other movements	0	0
Currency retranslation	5	7
Intangible assets and goodwill at end of period	(345)	(350)
Horlicks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,759
Intangible assets and goodwill at end of period	2,640	2,759
Knorr
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,839
Intangible assets and goodwill at end of period	1,838	1,839
Paula's Choice, Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,764
Intangible assets and goodwill at end of period	1,699	1,764
Carver Korea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,456
Intangible assets and goodwill at end of period	1,370	1,456
Hellmann's
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,261
Intangible assets and goodwill at end of period	1,226	1,261
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	587
Intangible assets and goodwill at end of period	642	587
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,317	3,189
Additions through business combinations	0	0
Disposal of businesses	0	(3)
Reclassification to held for sale	0	(4)
Additions	239	251
Disposals and other movements	(71)	(24)
Hyperinflationary adjustment	(5)	0
Currency retranslation	3	(92)
Intangible assets and goodwill at end of period	3,483	3,317
Software | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,730)	(2,609)
Amortisation/impairment for the year	(187)	(216)
Disposals and other movements	72	32
Currency retranslation	4	63
Intangible assets and goodwill at end of period	(2,841)	(2,730)
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	127
Intangible assets and goodwill at end of period	93	127
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,137	1,114
Additions through business combinations	0	0
Disposal of businesses	(7)	0
Reclassification to held for sale	0	0
Additions	2	2
Disposals and other movements	7	(5)
Hyperinflationary adjustment	0	0
Currency retranslation	(15)	26
Intangible assets and goodwill at end of period	1,124	1,137
Other | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,010)	(903)
Amortisation/impairment for the year	(41)	(93)
Disposals and other movements	7	5
Currency retranslation	13	(19)
Intangible assets and goodwill at end of period	€ (1,031)	€ (1,010)